Consolidated Statements of Changes to Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Jun. 30, 2021		$ 16,191	$ 40,114,606	$ (40,739,748)	$ 756,950	$ 147,999
Beginning balance, shares at Jun. 30, 2021		16,191,529
Foreign currency translation adjustment					267,629	267,629
Issuance of new ordinary shares for proceeds		$ 3,150	3,934,350			3,937,500
Issuance of new ordinary shares for proceeds, shares		3,150,000
Issuance of new ordinary shares for services		$ 213	262,287			262,500
Beginning balance, shares		213,148
Issuance of new preferred shares	$ 5,050		4,994,950			5,000,000
Issuance of new preferred shares, shares	5,000,000
Net loss for the period				(3,048,612)		(3,048,612)
Ending balance, value at Dec. 31, 2021	$ 5,050	$ 19,554	49,306,193	(43,788,360)	1,024,579	6,567,016
Beginning balance, shares at Dec. 31, 2021	5,000,000	19,554,677
Foreign currency translation adjustment					(410,845)	(410,845)
Issuance of new ordinary shares for proceeds		$ 16,000	39,984,000			40,000,000
Issuance of new ordinary shares for proceeds, shares		16,000,000
Net loss for the period				(922,074)		(922,074)
Ending balance, value at Jun. 30, 2022	$ 5,050	$ 35,554	$ 89,290,193	$ (44,710,434)	$ 613,734	$ 45,234,097
Beginning balance, shares at Jun. 30, 2022	5,000,000	35,554,677